1933 Act File No. 2-75366
                                          1940 Act File No. 811-3352

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                  ----

    Pre-Effective Amendment No. ............................

    Post-Effective Amendment No. 28.........................         X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No. 23........................................         X

                             FEDERATED INCOME TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                                             (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) x on March 31, 1998, pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037

                              CROSS-REFERENCE SHEET


     This Amendment to the Registration Statement of FEDERATED INCOME TRUST consists of one investment portfolio with two classes of shares: (1) Institutional Shares and (2) Institutional Service Shares, and is comprised of the following:

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.



                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................(1,2) Cover Page.
Item 2.     Synopsis......................(1,2) Summary of Fund Expenses.
Item 3.     Condensed Financial
            Information                   (1,2) Financial Highlights;
                                          (1,2) Performance Information.
Item 4.     General Description of
            Registrant....................(1,2) General Information; (1,2) Investment Information;
                                          (1,2) Investment Objective; (1,2)
                                          Investment Policies; (1,2)Investment Limitations.
Item 5.     Management of the Fund........(1,2) Trust Information; (1,2) Management of the Trust;
                                          (1,2) Distribution of  Institutional
                                          Shares/Institutional Service Shares; (1) Shareholder Services;
                                          (2) Distribution Plan and
             Shareholder Services; (1,2) Administration of the Fund;

Item 6.     Capital Stock and Other
            Securities....................(1,2) Dividends; (1,2) Capital Gains; (1,2) Shareholder Information;
                                          (1,2) Voting Rights; (1,2)
                                          Tax Information; (1,2) Federal Income Tax; (1,2) State and Local
                                          Taxes.
Item 7.     Purchase of Securities Being
            Offered.......................(1,2) Investing in the Institutional Shares/Institutional Service Shares;
                                          Share Purchases; (1,2)
                                          Minimum Investment Required; (1,2) What Shares Cost; (1,2) Exchanging
                                          Securities for Institutional
                                          Shares/Institutional Service Shares; (1,2) Confirmations and Account
                                          Statements; (1,2) Net Asset Value.
Item 8.     Redemption or Repurchase......(1,2) Redeeming Institutional Shares/Institutional Service Shares;
                                          (1,2) Telephone Redemption;
                                          (1,2) Written Requests; (1,2) Accounts With Low Balances.
Item 9.     Pending Legal Proceedings.....None.





PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Item 10.    Cover Page....................(1,2) Cover Page.
Item 11.    Table of Contents.............(1,2) Table of Contents.
Item 12.    General Information and
            History.......................(1,2) General Information About the Trust.
Item 13.    Investment Objectives and
            Policies......................(1,2) Investment Objective and Policies; (1,2) Investment
                                          Limitations
Item 14.    Management of the Fund        (1,2) Federated Income Trust Management; (1,2) Trustees
                                          Compensation.
Item 15.    Control Persons and Principal
            Holders of Securities         (1,2) Trust Ownership.
Item 16.    Investment Advisory and Other
            Services                      (1,2) Investment Advisory Services.
Item 17.    Brokerage Allocation          (1,2) Brokerage Transactions.
Item 18.    Capital Stock and Other
            Securities                    Not Applicable.
Item 19.    Purchase, Redemption and Pricing
            of                            Securities Being Offered...(1,2)
                                          Purchasing Shares; (1,2) Exchanging
                                          Securities for Trust Shares; (1,2)
                                          Determining Net Asset Value; (1,2)
                                          Redeeming Shares.
Item 20.    Tax Status....................(1,2) Tax Status.
Item 21.    Underwriters                  Not applicable.
Item 22.    Calculation of Performance
            Data..........................(1,2) Total Return; (1,2) Yield; (1,2) Performance Comparisons.
Item 23.    Financial Statements..........(Filed in Part A)


FEDERATED INCOME TRUST

Institutional Shares

PROSPECTUS

The Institutional Shares of Federated Income Trust (the "Trust") offered by this prospectus represent interests in a diversified portfolio of securities. The Trust is a no-load, open-end, diversified management investment company (a mutual fund). The investment objective of the Trust is to provide current income. The Trust pursues this investment objective by investing in U.S. government securities. As of the date of this prospectus, it is anticipated that the Trust will invest primarily in securities of U.S. government agencies or instrumentalities, such as the Federal Home Loan Mortgage Corporation. Institutional Shares are sold at net asset value.

THE INSTITUTIONAL SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE INSTITUTIONAL SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Shares of the Trust. Keep this prospectus for future
reference.     The Trust has also filed a Statement of Additional Information dated March 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. This Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained electronically with the
SEC at Internet Website (http://www.sec.gov).      THESE SECURITIES HAVE NOT
BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
Prospectus dated March 31, 1998      TABLE OF CONTENTS
 Summary of Trust Expenses                                          1
 Financial Highlights--Institutional Shares                         2
 General Information                                                3
 Investment Information                                             3
 Investment Objective                                               3
 Investment Policies                                                3
 Investment Limitations                                             5
 Portfolio Turnover                                                 5
 Trust Information                                                  5
 Management of the Trust                                            5
 Distribution of Institutional Shares                               6
 Supplemental Payments to Financial Institutions                    6
 Administration of the Trust                                        7
 Administrative Services                                            7
 Net Asset Value                                                    7
 Investing in Institutional Shares                                  7
 Share Purchases                                                    7
 Minimum Investment Required                                        7
 What Shares Cost                                                   7
 Exchanging Securities for Trust Shares                             8
 Confirmations and Account Statements                               8
 Dividends                                                          8
 Capital Gains                                                      8
 Redeeming Institutional Shares                                     8
 Telephone Redemption                                               8
 Written Requests                                                   8
 Accounts with Low Balances                                         9
 Shareholder Information                                            9
 Voting Rights                                                      9
 Tax Information                                                    9
 Federal Income Tax                                                 9
 State and Local Taxes                                              9
 Performance Information                                           10
 Other Classes of Shares                                           10
 Financial Highlights--Institutional Service Shares                11
 Financial Statements                                              12
 Independent Auditors' Report                       Inside Back Cover

SUMMARY OF TRUST EXPENSES

INSTITUTIONAL SHARES
                                SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price                    None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price         None
Contingent Deferred Sales Charge (as a percentage of original purchase price
or redemption proceeds, as applicable)                                                          None
Redemption Fee (as a percentage of amount redeemed, if applicable)                              None
Exchange Fee                                                                                    None
                                          ANNUAL OPERATING EXPENSES
                                  (As a percentage of average net assets)
Management Fee                                                                                  0.40%
12b-1 Fee                                                                                       None
Total Other Expenses                                                                            0.19%
  Shareholder Services Fee (after waiver)(1)                                             0.04%
Total Operating Expenses (after waiver)(2)                                                      0.59%

(1) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(2) The total operating expenses are estimated to be 0.80% absent the voluntary waiver of a portion of the shareholder services fee. The total operating expenses were 0.58% for the fiscal year ended January 31, 1998 and would have been 0.80% absent the voluntary waiver of a portion of the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information" and "Investing in Institutional Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE
 You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

1 Year                                                      $ 6
3 Years                                                     $19
5 Years                                                     $33
10 Years                                                    $74


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on the inside back cover.

                                                                YEAR ENDED JANUARY 31,
                             1998     1997      1996      1995      1994       1993       1992      1991     1990       1989
 NET ASSET VALUE,          $10.15    $10.39   $ 9.70     $10.50     $10.73     $10.66     $10.42   $10.18    $10.05     $10.43
 BEGINNING OF PERIOD
 INCOME FROM INVESTMENT
 OPERATIONS
   Net investment income     0.66      0.68     0.67       0.70       0.77       0.80       0.89     0.93      0.94       0.95
   Net realized and          0.24     (0.24)    0.69      (0.80)     (0.23)      0.07       0.24     0.24      0.13      (0.38)
   unrealized gain (loss)
   on investments
   Total from investment     0.90      0.44     1.36      (0.10)      0.54       0.87       1.13     1.17      1.07        0.57
   operations
 LESS DISTRIBUTIONS
   Distributions from net   (0.67)    (0.68)   (0.67)     (0.70)     (0.77)     (0.80)     (0.89)   (0.93)    (0.94)      (0.95)
 investment income
   Distributions in            --       --     (0.00)         --        --         --         --       --        --         --
   excess of net realized
   gain on investments
   Total distributions      (0.67)    (0.68)   (0.67)     (0.70)     (0.77)     (0.80)     (0.89)   (0.93)    (0.94)      (0.95)
 NET ASSET VALUE, END OF   $10.38    $10.15   $10.39     $ 9.70     $10.50     $10.73     $10.66   $10.42    $10.18      $10.05
 PERIOD
 TOTAL RETURN(A)             9.20%     4.44%   14.44%     (0.86)%     5.22%      8.51%     11.27%   12.01%    11.04%       5.75%
 RATIOS TO AVERAGE NET
 ASSETS
   Expenses                  0.58%     0.58%    0.58%      0.56%      0.51%      0.51%      0.50%    0.50%     0.53%       0.52%
   Net investment income     6.50%     6.70%    6.67%      6.99%      7.28%      7.53%      8.41%    9.06%     9.23%       9.33%
   Expense                   0.22%     0.22%    0.22%         --        --         --         --       --        --         --
   waiver/reimbursement(b)
 SUPPLEMENTAL DATA
   Net assets, end of    $746,407  $838,542 $983,093 $1,119,976 $1,727,247 $1,548,858 $1,231,978 $892,255 $1,023,886 $1,196,585
   period (000 omitted)
   Portfolio turnover         306%      212%     184%       217%       178%        52%        51%      36%       45%         77%

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 17, 1981. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") has established two classes of shares of the Trust, known as Institutional Shares and Institutional Service Shares. This prospectus
relates only to Institutional Shares of the Trust.     Institutional Shares
("Shares") are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity or other accounts where the financial institution maintains master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors. Shares are also made available to financial intermediaries, public and private organizations. An investment in the Trust serves as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities. A minimum initial
investment of $25,000 over a 90-day period is required.      Shares are
currently sold and redeemed at net asset value without a sales charge imposed by the Trust.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Trust is current income. The investment objective may not be changed without the approval of shareholders. The Trust pursues this investment objective by investing only in U.S. government securities and certain collateralized mortgage obligations ("CMOs"). While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by following the investment policies described in this
prospectus.      INVESTMENT POLICIES     As a matter of investment policy which
may be changed without shareholder approval, the Trust will limit its investments to those that are permitted for purchase by federal savings associations pursuant to applicable rules, regulations, or interpretations of the Office of Thrift Supervision. Should additional permitted investments be allowed as a result of future changes in applicable regulations or federal laws, the Trust reserves the right, without shareholder approval, to make such investments consistent with the Trust's investment objective, policies, and limitations. Further, should existing statutes or regulations change so as to cause any securities held by the Trust to become ineligible for purchase by federal savings associations, the Trust will dispose of those securities at
times advantageous to the Trust.      As operated within the above limitation,
the Trust may also serve as an appropriate vehicle for a national bank as an investment for its own account.

Except as otherwise noted, the investment policies and limitations described below cannot be changed without approval of shareholders.

ACCEPTABLE INVESTMENTS

The U.S. government securities in which the Trust invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The securities in which the Trust may invest are limited to:

   * direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

   * notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;
   * notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and
   * notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instruments are supported by:

   * the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;
   * the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or
   * the credit of the agency or instrumentality.

CMOS

CMOs are bonds issued by single-purpose stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry and may meet the Internal Revenue Code requirements to be classified as real estate mortgage investment conduits. Most of the CMOs in which the Trust would invest use the same basic structure:

   * Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities:
     The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final class (or Z bond) typically receives the residual income from the underlying investments after payments are made to the other classes.
   * The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.
   * The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest-maturity security (or B bond.) This process continues until all of the classes have been paid off.

Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Trust as income and the capital portion is reinvested. One or more of the classes may be adjustable rate. In addition, the Trust may invest in CMOs that include a class whose yield floats inversely against a specified index rate.

The Trust will invest only in CMOs which are rated AAA by a nationally recognized rating agency, and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

As a matter of investment practice, which can be changed without shareholder approval, the Trust will not invest more than 15% of its net assets in repurchase agreements providing for settlement in more than seven days after notice.

CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES

Some of the U.S. government securities in which the Trust will invest can represent an undivided interest in a pool of residential mortgages or may be collateralized by a pool of residential mortgages ("mortgage-backed securities"). Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages. Distributions to holders of mortgage-backed securities include both interest and principal payments. Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of mortgage-backed securities. Due to these features, mortgage-backed securities are less effective as a means of "locking in" attractive long-term interest rates than fixed-income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. This is caused by the need to reinvest at lower interest rates both distributions of principal generally and significant prepayments which become more likely as mortgage interest rates decline. Since comparatively high interest rates cannot be effectively "locked in," mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other non-callable fixed-income government securities of comparable stated maturities. However, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may purchase U.S. government obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such
commitments.     LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Trust may lend its portfolio securities on a short-term or long-term basis to broker/dealers, banks, or other institutional borrowers of securities. As a matter of operating policy, which may be changed by the Trustees without shareholder approval, the Trust will limit its lending to one-third of the value of its total assets. The Trust will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Trust on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
     INVESTMENT LIMITATIONS

The Trust will not borrow money or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings. These limitations may not be changed without shareholder approval.

PORTFOLIO TURNOVER

The Trust does not attempt to set or meet any specific portfolio turnover rate, since turnover is incidental to transactions undertaken in an attempt to achieve the Trust's investment objective. High turnover rates may result in higher brokerage commissions and capital gains. See "Tax Information" in this prospectus and "Brokerage Transactions" in the Statement of Additional Information.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Pursuant to an investment advisory contract with the Trust, investment decisions for the Trust are made by Federated Management, the Trust's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments, for which it receives an annual fee from the Trust.

   ADVISORY FEES

   The Adviser receives an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets.

   ADVISER'S BACKGROUND

   Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John
   F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

   Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through approximately 4,000 financial institutions nationwide.

   Kathleen M. Foody-Malus has been the Trust's portfolio manager since April 1990. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Trust's investment adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

   Edward J. Tiedge has been the Trust's portfolio manager since October 1995. Mr. Tiedge joined Federated Investors in 1993 and has been a Vice President of the Trust's investment adviser since January 1996. He served as an Assistant Vice President of the Trust's investment adviser in 1995, and an Investment Analyst during 1993 and 1994. Mr. Tiedge served as Director of Investments at Duquesne Light Company from 1990 to 1993. Mr. Tiedge is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25% of the average daily net asset value of Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder
Services.      SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS     In addition
to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.
ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate, which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors as specified below:

 MAXIMUM         AVERAGE AGGREGATE
   FEE            DAILY NET ASSETS

 0.150%      on the first $250 million
 0.125%       on the next $250 million
 0.100%       on the next $250 million
 0.075% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Trust's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Trust, subtracting the interest of the Shares in the liabilities of the Trust and those attributable to Shares, and dividing the remainder by the number of Shares outstanding. The net asset value for Shares may exceed that of Institutional Service Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open. Shares may be purchased either by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Trust reserves the right to reject any purchase request.

BY WIRE

To purchase Shares by Federal Reserve wire, call the Trust before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows:
Federated Shareholder Services Company c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Income Trust--Institutional Shares; Trust Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Institutional Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL

To purchase Shares by mail, send a check made payable to Federated Income Trust--Institutional Shares to Federated Shareholder Services Company, c/o State Street Bank and Trust Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Please include an account number on the check. Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank and Trust Company ("State Street Bank") into federal funds. This is generally the next business day after State Street Bank receives the check. MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $25,000 plus any financial intermediary's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Trust. Accounts established through a financial intermediary may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Trust. Investors who purchase Shares through a financial intermediary may be charged a service fee by that
financial intermediary.     The net asset value is determined as of the close of
trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Trust's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day,
and Christmas Day.      EXCHANGING SECURITIES FOR TRUST SHARES

Investors may exchange certain U.S. government securities or a combination of securities and cash for Shares. The securities and any cash must have a market value of at least $25,000. The Trust reserves the right to determine the acceptability of securities to be exchanged. Securities accepted by the Trust are valued in the same manner as the Trust values its assets. Investors wishing to exchange securities should first contact Federated Securities Corp.

Shares purchased by exchange of U.S. government securities cannot be redeemed by telephone for five business days to allow time for the transfer to settle.

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions. In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Trust will not issue share certificates.

DIVIDENDS

Dividends are declared daily and paid monthly to all shareholders invested in the Trust on the record date. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds. Dividends are automatically reinvested in additional Shares
unless cash payments are requested by contacting the Trust.      CAPITAL GAINS

Capital gains realized by the Trust, if any, are distributed at least once every 12 months.

REDEEMING INSTITUTIONAL SHARES

The Trust redeems Shares at the net asset value next determined after the Trust receives the redemption request. Investors who redeem shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Trust before 4:00 p.m. (Eastern time). The proceeds will normally be wire-transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If at any time, the Trust shall determine it necessary to terminate or modify this
method of redemption, shareholders would be promptly notified.      An
authorization form permitting the Trust to accept telephone requests must first be completed. Authorization forms and information on this service are available
from Federated Securities Corp.     In the event of drastic economic or market
changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions. WRITTEN REQUESTS

Shares may also be redeemed by sending a written request to the Trust. Call the Trust for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Trust name, his account number, and the share or dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. If share certificates have been issued, they must be sent unendorsed with the written request by registered or certified mail.

SIGNATURES

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

   * a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");
   * a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;
   * a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or
   * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Trust's net asset value.

Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time the Trust advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares of the Trust after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of the Trust is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Total return and yield will be calculated separately for Institutional Shares and Institutional Service Shares. Because Institutional Service Shares are subject to a 12b-1 fee and shareholder services fee, the total return and yield for Institutional Shares, for the same period, will exceed that of Institutional Service Shares.

Institutional Shares are sold without any sales charge or other similar non-recurring charges.

From time to time, advertisements for the Trust may refer to ratings, rankings, and certain other information in certain financial publications and/or compare the performance of Institutional Shares to certain indices.

OTHER CLASSES OF SHARES

Institutional Service Shares are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities. A minimum initial investment of $25,000 over a 90-day period is required.

Institutional Service Shares are distributed pursuant to a 12b-1 Plan adopted by the Trust whereby the distributor is paid a fee of 0.25% of the Institutional Service Shares' average daily net assets. In addition, Institutional Service Shares pay a shareholder services fee of 0.25% of the Institutional Service Shares' average daily net assets.

Financial institutions and brokers providing sales and/or administrative services may receive different compensation depending upon which class of shares of the Trust is sold.

The amount of dividends payable to Institutional Shares will exceed that of Institutional Service Shares by the difference between class expenses and distribution and shareholder service expenses borne by shares of each respective class. The stated advisory fee is the same for both classes of shares.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on the inside back cover.

                                                                 YEAR ENDED JANUARY 31,
                                                        1998    1997    1996    1995    1994   1993(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                 $10.15  $10.39  $ 9.70  $10.50  $10.73  $10.64
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                0.64    0.65    0.65    0.68    0.75    0.51
   Net realized and unrealized gain (loss) on           0.24   (0.24)   0.69   (0.80)  (0.23)   0.09
   investments
   Total from investment operations                     0.88    0.41    1.34   (0.12)   0.52    0.60
 LESS DISTRIBUTIONS
   Distributions from net investment income            (0.65)  (0.65)  (0.65)  (0.68)  (0.75)  (0.51)
 NET ASSET VALUE, END OF PERIOD                       $10.38  $10.15  $10.39  $ 9.70  $10.50  $10.73
 TOTAL RETURN(B)                                        8.96%   4.21%  14.19%  (1.08%)  4.96%   4.80%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                             0.80%   0.80%   0.80%   0.78%   0.76%   0.76%*
   Net investment income                                6.28%   6.49%   6.45%   6.75%   7.03%   7.16%*
   Expense waiver/reimbursement(c)                      0.25%   0.25%   0.25%   0.22%      --      --
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)           $43,424 $43,257 $40,788 $40,428 $67,176 $53,981
   Portfolio turnover                                    306%    212%    184%    217%    178%     52%

* Computed on an annualized basis.

(a) Reflects operations for the period from May 31, 1992 (effective date of Institutional Service Shares) to January 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS
FEDERATED INCOME TRUST

JANUARY 31, 1998

      PRINCIPAL
        AMOUNT                                                                           VALUE
 LONG-TERM OBLIGATIONS--97.5%
 (A)FEDERAL HOME LOAN MORTGAGE CORP.--29.2%
 $             124,634 11.50%, 12/1/2014                                             $      141,265
               242,304 11.00%, 5/1/2000                                                     253,208
               161,147 10.50%, 7/1/2000                                                     168,386
            11,093,750 9.50%, 11/1/2009-12/1/2022                                        12,018,477
             2,878,701 9.00%, 4/1/2009 - 2/1/2013                                         3,061,002
            62,591,738 8.00%, 6/1/2027 - 1/1/2028                                        64,979,024
            14,294,951 7.50%, 12/1/2022 - 2/1/2027                                       14,739,261
            37,400,000 (b) 7.50%, 2/15/2028                                              38,533,595
            24,715,722 7.00%, 10/1/2007 - 2/15/2013                                      25,230,750
            24,000,000 (b) 6.50%, 2/15/2013                                              23,940,000
            21,420,000 6.50%, 3/15/2028                                                  21,366,450
            26,313,338 6.00%, 3/1/2011 - 6/1/2011                                        26,142,828
                         TOTAL                                                          230,574,246
 (A)FEDERAL HOME LOAN MORTGAGE CORP. REMIC--12.8%
            14,900,347 7.25%, Series 1967-J, 1/17/2011                                   15,356,000
            11,250,000 7.00%, Series 1541-H, 10/15/2022                                  11,761,988
            20,000,000 6.75%, Series 1583-K, 2/15/2023                                   20,773,800
            15,000,000 6.50%, Series 1992-PM, 2/15/2026                                  15,272,100
            15,000,000 6.50%, Series 1959-C, 5/15/2027                                   14,890,200
            22,731,000 6.50%, Series 1994-E, 9/15/2027                                   22,717,816
                         TOTAL                                                          100,771,904
 (A)FEDERAL NATIONAL MORTGAGE ASSOCIATION--20.9%
            13,034,834 10.50%, 12/1/2019 - 4/1/2022                                      14,562,810
            20,980,357 10.00%, 11/1/2009 - 4/1/2025                                      23,179,312
            17,920,645 8.00%, 12/1/2026                                                  18,612,741
             5,058,979 7.50%, 3/1/2010 - 4/1/2010                                         5,281,878
            44,000,000 (b)6.50%, 2/15/2028                                               44,302,720
            20,000,000 (b)6.00%, 2/15/2013                                               19,878,126
            39,837,712 6.00%, 2/1/2010-12/1/2024                                         39,195,325
                         TOTAL                                                          165,012,912

FEDERATED INCOME TRUST

      PRINCIPAL
        AMOUNT                                                                           VALUE

 LONG-TERM OBLIGATIONS--CONTINUED
 (A)FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC--1.6%
 $          17,110,817 8.50%, Strip 32-2, (Interest Only), 4/1/2018                  $    3,946,268
            20,284,464 7.00%, Series 97-89 E, (Interest Only), 12/20/2027                 9,115,432
                         TOTAL                                                           13,061,700
 (A)GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--33.0%
            79,444,703 8.00%, 12/15/2012 - 2/15/2028                                     82,705,857
            58,506,117 7.00%, 7/20/2022 - 11/15/2026                                     59,786,513
             7,500,000 (b) 7.00%, 2/15/2028                                               7,610,175
           109,949,668 6.50%, 12/15/2023 - 10/15/2024                                   110,226,700
                         TOTAL                                                          260,329,245
                         TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST $761,545,363)     769,750,007
(C)REPURCHASE AGREEMENTS--21.3%
            21,435,000 BT Securities Corp., 5.61%, dated 1/30/1998, due 2/2/1998
            21,435,000 68,000,000 (d)Credit Suisse First Boston, Inc., 5.50%,
            dated 1/13/1998, 68,000,000
                       due 2/18/1998
            20,000,000 (d)Credit Suisse First Boston, Inc., 5.50%, dated 1/15/1998,      20,000,000
                       due 2/18/1998
            13,700,000 (d)Morgan Stanley Group, Inc., 5.49%, dated 1/14/1998, due        13,700,000
                       2/18/1998
            37,400,000 (d)UBS Securities, Inc., 5.47%, dated 1/12/1998, due              37,400,000
                       2/12/1998
             7,500,000 (d)UBS Securities, Inc., 5.48%, dated 1/22/1998, due               7,500,000
                       2/19/1998
                         TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                168,035,000
                         TOTAL INVESTMENTS (IDENTIFIED COST $929,580,363)(E)          $ 937,785,007

(a) Because of monthly principal payments, the average lives of the Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association securities approximates 1-10 years.

(b) Indicates securities subject to dollar roll transactions with a total market value of $134,264,616.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if creditworthiness of the issuer is downgraded.

(e) The cost of investments for federal tax purposes amounts to $929,580,363. The net unrealized appreciation of investments on a federal tax basis amounts to $8,204,644 which is comprised of $11,802,942 appreciation and $3,598,298 depreciation at January 31, 1998.

Note: The categories of investments are shown as a percentage of net assets ($789,831,322) at January 31, 1998.

The following acronyms are used throughout this portfolio:

REMIC --Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

FEDERATED INCOME TRUST

JANUARY 31, 1998

 ASSETS:
 Investments in repurchase agreements                             $ 168,035,000
 Investments in securities                                          769,750,007
   Total investments in securities, at value (identified and                        $   937,785,007
   tax cost $929,580,363)
 Income receivable                                                                        4,556,606
 Receivable for investments sold                                                         42,322,046
 Receivable for shares sold                                                               3,476,218
   Total assets                                                                         988,139,877
 LIABILITIES:
 Payable for investments purchased                                $  59,544,297
 Payable for shares redeemed                                            789,432
 Income distribution payable                                          2,985,580
 Payable for dollar roll transactions                               134,808,547
 Accrued expenses                                                       180,699
   Total liabilities                                                                    198,308,555
 NET ASSETS for 76,124,100 shares outstanding                                       $   789,831,322
 NET ASSETS CONSIST OF:
 Paid in capital                                                                    $   887,783,612
 Net unrealized appreciation of investments                                               8,204,644
 Accumulated net realized loss on investments                                          (106,156,934)
   Total Net Assets                                                                 $   789,831,322
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
 PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $746,407,311 / 71,939,256 shares outstanding                                                $10.38
 INSTITUTIONAL SERVICE SHARES:
 $43,424,011 / 4,184,844 shares outstanding                                                  $10.38

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS
FEDERATED INCOME TRUST

YEAR ENDED JANUARY 31, 1998

 INVESTMENT INCOME:
 Interest (net of dollar roll expense of                                          $  59,026,546
 $2,698,298)
 EXPENSES:
 Investment advisory fee                                        $  3,331,788
 Administrative personnel and services fee                           628,738
 Custodian fees                                                       66,335
 Transfer and dividend disbursing agent fees
 and expenses                                                        279,119
 Directors'/Trustees' fees                                            12,189
 Auditing fees                                                        24,874
 Legal fees                                                            9,581
 Portfolio accounting fees                                           128,060
 Distribution services fee--Institutional Service                    107,761
 Shares
 Shareholder services fee--Institutional Shares                    1,974,679
 Shareholder services fee--Institutional Service                     107,761
 Shares
 Share registration costs                                             26,523
 Printing and postage                                                 23,759
 Taxes                                                                37,695
 Miscellaneous                                                        15,132
   Total expenses                                                  6,773,994
 Waivers --
   Waiver of distribution services fee
   --Institutional Service Shares                 $  (103,450)
   Waiver of shareholder services fee
   --Institutional Shares                          (1,718,521)
   Waiver of shareholder services fee
   --Institutional Service Shares                      (3,218)
      Total waivers                                               (1,825,189)
       Net expenses                                 4,948,805
         Net investment income                     54,077,741
 REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain on investments                                                    16,279,577
 Net change in unrealized appreciation of                                             2,287,217
 investments
   Net realized and unrealized gain on investments                                   18,566,794
     Change in net assets resulting from operations                                $ 72,644,535

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
FEDERATED INCOME TRUST

                                                                                 YEAR ENDED
                                                                                 JANUARY 31,
                                                                           1998            1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                             $    54,077,741  $    63,340,272
 Net realized gain (loss) on investments ($16,260,368 net gain          16,279,577       (4,670,222)
 and $4,661,466 net loss, respectively, as computed for federal tax purposes)
 Net change in unrealized appreciation/depreciation                      2,287,217      (19,622,703)
   Change in net assets resulting from operations                       72,644,535       39,047,347
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                                (51,782,096)     (60,187,940)
   Institutional Service Shares                                         (2,738,632)      (2,622,790)
   Change in net assets resulting from distributions to                (54,520,728)     (62,810,730)
   shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                          171,602,234      181,714,820
 Net asset value of shares issued to shareholders in payment of         14,317,427       16,144,090
 distributions declared
 Cost of shares redeemed                                              (296,011,693)    (316,176,917)
   Change in net assets resulting from share transactions             (110,092,032)    (118,318,007)
     Change in net assets                                              (91,968,225)    (142,081,390)
 NET ASSETS:
 Beginning of period                                                   881,799,547    1,023,880,937
 End of period (including undistributed net investment income of   $   789,831,322  $   881,799,547
 $0 and $442,987, respectively)

(See Notes which are an integral part of the Financial Statements)

                  NOTES TO FINANCIAL STATEMENTS

                     FEDERATED INCOME TRUST

                       JANUARY 31, 1998

ORGANIZATION

Federated Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Trust is current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/ dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards. The following reclassifications have been made to the financial statements.
         INCREASE (DECREASE)
                     ACCUMULATED
                    NET REALIZED
   PAID-IN CAPITAL    GAIN/LOSS

    ($129,457)        $129,457

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are
necessary.     At January 31, 1998, the Trust, for federal tax purposes, had a capital loss carryforward of $106,232,141, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR      EXPIRATION AMOUNT
     1999               $  1,962,942
     2003                 99,607,733
     2005                  4,661,466

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DOLLAR ROLL TRANSACTIONS

The Trust enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Trust sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Trust will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Trust's current yield and total return.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:


                             YEAR ENDED JANUARY 31,
                                    1998 1997
 INSTITUTIONAL SHARES                          SHARES        AMOUNT        SHARES        AMOUNT
 Shares sold                                 15,549,209  $  159,250,672   16,566,782  $  167,676,822
 Shares issued to shareholders in payment     1,254,667      12,827,066    1,436,529      14,505,137
 of distributions declared
 Shares redeemed                            (27,486,985)   (281,173,119) (30,045,652)   (303,965,855)
   Net change resulting from Institutional
   Share transactions                       (10,683,109) $ (109,095,381) (12,042,341) $ (121,783,896)
                                                               YEAR ENDED JANUARY 31,
                                                        1998                         1997
 INSTITUTIONAL SERVICE SHARES                   SHARES        AMOUNT        SHARES        AMOUNT
Shares sold                                   1,224,367    $ 12,546,246    1,383,128  $   14,037,998
Shares issued to shareholders in payment
of distributions declared                       145,892       1,490,361      162,236       1,638,953
Shares redeemed                              (1,448,069)    (14,838,574)  (1,210,371)    (12,211,062)
  Net change resulting from Institutional
  Service Share transactions                    (77,810)   $   (801,967)     334,993  $    3,465,889
  Net change resulting from share
  transactions                              (10,760,919) $ (109,897,348) (11,707,348) $ (118,318,007)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each
additional class of shares.      DISTRIBUTION SERVICES FEE

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended January 31, 1998, were as follows:

PURCHASES $2,511,635,255
SALES     $2,541,718,196

INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders of FEDERATED INCOME TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Income Trust as of January 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended January 31, 1998 and 1997, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of January 31, 1998, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Income Trust as of January 31, 1998, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
March 18, 1998

FEDERATED INCOME TRUST
INSTITUTIONAL SHARES

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, PA 15222-5401

Federated Securities Corp., Distributor
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM

[Graphic]

FEDERATED INCOME TRUST

Institutional Shares

PROSPECTUS

MARCH 31, 1998

An Open-End, Diversified Management
Investment Company

Cusip 314199100
8030102A-IS (3/98)

[Graphic]


FEDERATED INCOME TRUST

Institutional Service Shares

PROSPECTUS

The Institutional Service Shares of Federated Income Trust (the "Trust") offered by this prospectus represent interests in a diversified portfolio of securities. The Trust is a no-load, open-end, diversified management investment company (a mutual fund). The investment objective of the Trust is to provide current income. The Trust pursues this investment objective by investing in U.S. government securities. As of the date of this prospectus, it is anticipated that the Trust will invest primarily in securities of U.S. government agencies or instrumentalities, such as the Federal Home Loan Mortgage Corporation.

THE INSTITUTIONAL SERVICE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE INSTITUTIONAL SERVICE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Service Shares of the Trust. Keep this prospectus for
future reference.     The Trust has also filed a Statement of Additional
Information dated March 31, 1998, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus. This Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Trust is maintained
electronically with the SEC at Internet Website (http://www.sec.gov).      THESE
SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.     Prospectus dated March 31, 1998      TABLE OF CONTENTS
 Summary of Trust Expenses 1 Financial Highlights--Institutional Service Shares 2 General Information 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Investment Limitations 5 Portfolio Turnover 5 Trust Information 5 Management of the Trust 5 Distribution of Institutional Service Shares 6 Supplemental Payments to Financial Institutions 6 Administration of the Trust 7 Administrative Services 7 Net Asset Value 7 Investing in Institutional Service Shares 7 Share Purchases 7 Exchange Privilege 7 Minimum Investment Required 8 What Shares Cost 8 Exchanging Securities for Trust Shares 8 Confirmations and Account Statements 8 Dividends 8 Capital Gains 8 Redeeming Institutional Service Shares 8 Telephone Redemption 8 Written Requests 9 Accounts with Low Balances 9 Shareholder Information 9 Voting Rights 9 Tax Information 9 Federal Income Tax 9 State and Local Taxes 10 Performance Information 10 Other Classes of Shares 10 Financial Highlights--Institutional Shares 11 Financial Statements 12 Independent Auditors' Report Inside Back Cover

SUMMARY OF TRUST EXPENSES

                                  INSTITUTIONAL SERVICE SHARES
                                SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price                    None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price         None
Contingent Deferred Sales Charge (as a percentage of original purchase price
or redemption proceeds, as applicable)                                                          None
Redemption Fee (as a percentage of amount redeemed, if applicable)                              None
Exchange Fee                                                                                    None
                                          ANNUAL OPERATING EXPENSES
                                  (As a percentage of average net assets)
Management Fee                                                                                  0.40%
12b-1 Fee (after waiver)(1)                                                                     None
Total Other Expenses                                                                            0.40%
  Shareholder Services Fee                                                              0.25%
Total Operating Expenses(2)                                                                     0.81%

(1) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the 12b-1 fee.The distributor can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.25%.

(2) The total operating expenses are estimated to be 1.05% absent the voluntary waiver of a portion of the 12b-1 fee. The total operating expenses were 0.80% for the fiscal year ended January 31, 1998 and would have been 1.05% absent the voluntary waiver of a portion of the 12b-1 fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information" and "Investing in Institutional Service Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMIM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE
 You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

1 Year                                                      $  8
3 Years                                                     $ 26
5 Years                                                     $ 45
10 Years                                                    $100


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on the inside back cover.

                                                                 YEAR ENDED JANUARY 31,
                                                        1998    1997    1996    1995    1994   1993(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                 $10.15  $10.39  $ 9.70  $10.50  $10.73  $10.64
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                0.64    0.65    0.65    0.68    0.75    0.51
   Net realized and unrealized gain (loss) on           0.24   (0.24)   0.69   (0.80)  (0.23)   0.09
 investments
   Total from investment operations                     0.88    0.41    1.34   (0.12)   0.52    0.60
 LESS DISTRIBUTIONS
   Distributions from net investment income            (0.65)  (0.65)  (0.65)  (0.68)  (0.75)  (0.51)
 NET ASSET VALUE, END OF PERIOD                       $10.38  $10.15  $10.39  $ 9.70  $10.50  $10.73
 TOTAL RETURN(B)                                        8.96%   4.21%  14.19%  (1.08%)  4.96%   4.80%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                             0.80%   0.80%   0.80%   0.78%   0.76%   0.76%*
   Net investment income                                6.28%   6.49%   6.45%   6.75%   7.03%   7.16%*
   Expense waiver/reimbursement(c)                      0.25%   0.25%   0.25%   0.22%      --      --
 SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)             $43,424 $43,257 $40,788 $40,428 $67,176 $53,981
 Portfolio turnover                                      306%    212%    184%    217%    178%     52%

* Computed on an annualized basis.

(a) Reflects operations for the period from May 31, 1992 (effective date of Institutional Service Shares) to January 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 17, 1981. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees ("Trustees") has established two classes of shares of the Trust, known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Trust.

Institutional Service Shares ("Shares") are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities. A minimum initial investment of $25,000 over a 90-day period is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Trust.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Trust is current income. The investment objective may not be changed without the approval of shareholders. The Trust pursues this investment objective by investing only in U.S. government securities and certain collateralized mortgage obligations ("CMOs"). While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

As a matter of investment policy which may be changed without shareholder approval, the Trust will limit its investments to those that are permitted for purchase by federal savings associations pursuant to applicable rules, regulations, or interpretations of the Office of Thrift Supervision. Should additional permitted investments be allowed as a result of future changes in applicable regulations or federal laws, the Trust reserves the right, without shareholder approval, to make such investments consistent with the Trust's investment objective, policies, and limitations. Further, should existing statutes or regulations change so as to cause any securities held by the Trust to become ineligible for purchase by federal savings associations, the Trust will dispose of those securities at times advantageous to the Trust.

As operated within the above limitation, the Trust may also serve as an appropriate vehicle for a national bank as an investment for its own account.

Except as otherwise noted, the investment policies and limitations described below cannot be changed without approval of shareholders.

ACCEPTABLE INVESTMENTS

The U.S. government securities in which the Trust invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The securities in which the Trust may invest are limited to:

   * direct obligations of the U.S. Treasury such as U.S. Treasury bills, notes, and bonds;

   * notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;
   * notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and
   * notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instruments are supported by:

   * the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;
   * the discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or
   * the credit of the agency or instrumentality.

CMOS

CMOs are bonds issued by single-purpose stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment bankers, or companies related to the construction industry and may meet the Internal Revenue Code requirements to be classified as real estate mortgage investment conduits. Most of the CMOs in which the Trust would invest use the same basic structure:

   * Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four classes of securities:
     The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final class (or Z bond) typically receives the residual income from the underlying investments after payments are made to the other classes.
   * The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.
   * The classes of securities are retired sequentially. All principal payments are directed first to the shortest-maturity class (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest-maturity security (or B bond.) This process continues until all of the classes have been paid off.

Because the cash flow is distributed sequentially instead of pro rata as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. The interest portion of these payments is distributed by the Trust as income and the capital portion is reinvested. One or more of the classes may be adjustable rate. In addition, the Trust may invest in CMOs that include a class whose yield floats inversely against a specified index rate.

The Trust will invest only in CMOs which are rated AAA by a nationally recognized rating agency, and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) securities in which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

The prices of fixed income securities fluctuate inversely to the direction of interest rates.

REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

As a matter of investment practice, which can be changed without shareholder approval, the Trust will not invest more than 15% of its net assets in repurchase agreements providing for settlement in more than seven days after notice.

CHARACTERISTICS OF MORTGAGE-BACKED SECURITIES

Some of the U.S. government securities in which the Trust will invest can represent an undivided interest in a pool of residential mortgages or may be collateralized by a pool of residential mortgages ("mortgage-backed securities"). Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying mortgages. Distributions to holders of mortgage-backed securities include both interest and principal payments. Principal payments represent the amortization of the principal of the underlying mortgages and any prepayments of principal due to prepayment, refinancing, or foreclosure of the underlying mortgages. Although maturities of the underlying mortgage loans may range up to 30 years, amortization and prepayments substantially shorten the effective maturities of mortgage-backed securities. Due to these features, mortgage-backed securities are less effective as a means of "locking in" attractive long-term interest rates than fixed-income securities which pay only a stated amount of interest until maturity, when the entire principal amount is returned. This is caused by the need to reinvest at lower interest rates both distributions of principal generally and significant prepayments which become more likely as mortgage interest rates decline. Since comparatively high interest rates cannot be effectively "locked in," mortgage-backed securities may have less potential for capital appreciation during periods of declining interest rates than other non-callable fixed-income government securities of comparable stated maturities. However, mortgage-backed securities may experience less pronounced declines in value during periods of rising interest rates.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may purchase U.S. government obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Trust may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such
commitments.     LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Trust may lend its portfolio securities on a short-term or long-term basis to broker/dealers, banks, or other institutional borrowers of securities. As a matter of operating policy, which may be changed by the Trustees without shareholder approval, the Trust will limit its lending to one-third of the value of its total assets. The Trust will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Directors and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Trust on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.
     INVESTMENT LIMITATIONS

The Trust will not borrow money or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings. These limitations may not be changed without shareholder approval.

PORTFOLIO TURNOVER

The Trust does not attempt to set or meet any specific portfolio turnover rate, since turnover is incidental to transactions undertaken in an attempt to achieve the Trust's investment objective. High turnover rates may result in higher brokerage commissions and capital gains. See "Tax Information" in this prospectus and "Brokerage Transactions" in the Statement of Additional Information.

TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Pursuant to an investment advisory contract with the Trust, investment decisions for the Trust are made by Federated Management, the Trust's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments, for which it receives an annual fee from the Trust.

   ADVISORY FEES

   The Adviser receives an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets.

   ADVISER'S BACKGROUND

   Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John
   F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

   Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $120 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1997, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through approximately 4,000 financial institutions nationwide.

   Kathleen M. Foody-Malus has been the Trust's portfolio manager since April 1990. Ms. Foody-Malus joined Federated Investors in 1983 and has been a Vice President of the Trust's investment adviser since 1993. Ms. Foody-Malus served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Foody-Malus received her M.B.A. in Accounting/Finance from the University of Pittsburgh.

   Edward J. Tiedge has been the Trust's portfolio manager since October 1995. Mr. Tiedge joined Federated Investors in 1993 and has been a Vice President of the Trust's investment adviser since January 1996. He served as an Assistant Vice President of the Trust's investment adviser in 1995, and an Investment Analyst during 1993 and 1994. Mr. Tiedge served as Director of Investments at Duquesne Light Company from 1990 to 1993. Mr. Tiedge is a Chartered Financial Analyst and received his M.S. in Industrial Administration from Carnegie Mellon University.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid a fee by the Trust in an amount computed at an annual rate of up to 0.25% of the average daily net asset value of the Institutional Service Shares. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Plan is a compensation-type plan. As such, the Trust makes no payments to the distributor except as described above. Therefore, the Trust does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Trust, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Trust under the Plan.

In addition, the Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25% of the average daily net asset value of the Institutional Service Shares to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.

ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate, which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors as specified below:

 MAXIMUM         AVERAGE AGGREGATE
   FEE            DAILY NET ASSETS

 0.150%      on the first $250 million
 0.125%       on the next $250 million
 0.100%       on the next $250 million
 0.075% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Trust's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Trust, subtracting the interest of Shares in the liabilities of the Trust and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SERVICE SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open. Shares may be purchased either by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Trust reserves the right to reject any purchase request.

BY WIRE

To purchase Shares by Federal Reserve wire, call the Trust before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows:
Federated Shareholder Services Company c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to: Federated Income Trust--Institutional Service Shares; Trust Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Institutional Service Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL

To purchase Shares by mail, send a check made payable to Federated Income Trust--Institutional Service Shares to Federated Shareholder Services Company, c/o State Street Bank and Trust Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Please include an account number on the check. Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank and Trust Company ("State Street Bank") into federal funds. This is generally the next business day after State Street Bank receives
the check.      EXCHANGE PRIVILEGE

Financial institutions that maintain master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors may exchange their Shares for Institutional Shares of the Trust.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $25,000 plus any non-affiliated bank or broker's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Trust. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Trust. Investors who purchase Shares through a financial intermediary may be charged an additional service fee by that financial intermediary.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Trust's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; or (iii) the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. EXCHANGING SECURITIES FOR TRUST SHARES

Investors may exchange certain U.S. government securities or a combination of securities and cash for Shares. The securities and any cash must have a market value of at least $25,000. The Trust reserves the right to determine the acceptability of securities to be exchanged. Securities accepted by the Trust are valued in the same manner as the Trust values its assets. Investors wishing to exchange securities should first contact Federated Securities Corp.

Shares purchased by exchange of U.S. government securities cannot be redeemed for five business days to allow time for the transfer to settle.

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions. In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Trust will not issue share certificates.
DIVIDENDS     Dividends are declared daily and paid monthly to all shareholders invested in the Trust on the record date. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds. Dividends are automatically reinvested in additional
Shares unless cash payments are requested by contacting the Trust.      CAPITAL
GAINS

Capital gains realized by the Trust, if any, are distributed at least once every 12 months.

REDEEMING INSTITUTIONAL SERVICE SHARES

The Trust redeems Shares at the net asset value next determined after the Trust receives the redemption request. Redemptions will be made on days on which the Trust computes its net asset value. Investors who redeem shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Trust before 4:00 p.m. (Eastern time). All proceeds will normally be wire-transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If at any time the Trust shall determine it necessary to terminate or modify this
method of redemption, shareholders would be promptly notified.      An
authorization form permitting the Trust to accept telephone requests must first be completed. Authorization forms and information on this service are available
from Federated Securities Corp.     In the event of drastic economic or market
changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions. WRITTEN REQUESTS

Shares may also be redeemed by sending a written request to the Trust. Call the Trust for specific instructions before redeeming by letter. The shareholder will be asked to provide in the request his name, the Trust name, his account number, and the share or dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. If share certificates have been issued, they must be sent unendorsed with the written request by registered or certified mail.

SIGNATURES

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

   * a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

   * a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;
   * a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or
   * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Trust's net asset value.

Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that, in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares entitled to vote.

TAX INFORMATION

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION

From time to time the Trust advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares of the Trust after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of the Trust is calculated by dividing the net investment income per share (as defined by the SEC) earned by Shares over a thirty-day period by the offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
Total return and yield will be calculated separately for Institutional Service Shares and Institutional Shares. Because Institutional Service Shares are subject to a 12b-1 fee and shareholder services fee, the total return and yield for Institutional Shares, for the same period, will exceed that of Institutional Service Shares.

Institutional Service Shares are sold without any sales charge or other similar non-recurring charges.

From time to time, advertisements for the Trust may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Institutional Service Shares to certain indices.

OTHER CLASSES OF SHARES

Institutional Shares are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity. Institutional Shares are sold at net asset value. Investments in Institutional Shares are subject to a minimum initial investment of $25,000.

Institutional Shares are distributed without a 12b-1 Plan. Institutional Shares pay a shareholder services fee of 0.25% of the Institutional Shares' average daily net assets.

Financial institutions and brokers providing sales and administrative services may receive different compensation depending upon which class of shares of the Trust is sold.

The amount of dividends payable to Institutional Shares will exceed that of Institutional Service Shares by the difference between class expenses and distribution and shareholder service expenses borne by shares of each respective class.

The stated advisory fee is the same for both classes of shares.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on the inside back cover.

                                                                YEAR ENDED JANUARY 31,
                             1998     1997      1996      1995      1994       1993       1992      1991     1990       1989
 NET ASSET VALUE,          $10.15    $10.39   $ 9.70     $10.50     $10.73     $10.66     $10.42   $10.18    $10.05     $10.43
 BEGINNING OF PERIOD
 INCOME FROM INVESTMENT
 OPERATIONS
   Net investment income     0.66      0.68     0.67       0.70       0.77       0.80       0.89     0.93      0.94       0.95
   Net realized and          0.24     (0.24)    0.69      (0.80)     (0.23)      0.07       0.24     0.24      0.13      (0.38)
   unrealized gain (loss)
   on investments
   Total from investment     0.90      0.44     1.36      (0.10)      0.54       0.87       1.13     1.17      1.07        0.57
   operations
 LESS DISTRIBUTIONS
   Distributions from net   (0.67)    (0.68)   (0.67)     (0.70)     (0.77)     (0.80)     (0.89)   (0.93)    (0.94)      (0.95)
   investment income
   Distributions in            --       --     (0.00)         --        --         --         --       --        --         --
   excess of net realized
   gain on investments
   Total distributions      (0.67)    (0.68)   (0.67)     (0.70)     (0.77)     (0.80)     (0.89)   (0.93)    (0.94)      (0.95)
 NET ASSET VALUE, END OF   $10.38    $10.15   $10.39     $ 9.70     $10.50     $10.73     $10.66   $10.42    $10.18      $10.05
 PERIOD
 TOTAL RETURN(A)             9.20%     4.44%   14.44%     (0.86)%     5.22%      8.51%     11.27%   12.01%    11.04%       5.75%
 RATIOS TO AVERAGE NET
 ASSETS
   Expenses                  0.58%     0.58%    0.58%      0.56%      0.51%      0.51%      0.50%    0.50%     0.53%       0.52%
   Net investment income     6.50%     6.70%    6.67%      6.99%      7.28%      7.53%      8.41%    9.06%     9.23%       9.33%
   Expense                   0.22%     0.22%    0.22%         --        --         --         --       --        --         --
 waiver/reimbursement(b)
 SUPPLEMENTAL DATA
   Net assets, end of    $746,407  $838,542 $983,093 $1,119,976 $1,727,247 $1,548,858 $1,231,978 $892,255 $1,023,886 $1,196,585
   period (000 omitted)
   Portfolio turnover         306%      212%     184%       217%       178%        52%        51%      36%       45%         77%

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


PORTFOLIO OF INVESTMENTS
FEDERATED INCOME TRUST

JANUARY 31, 1998

      PRINCIPAL
        AMOUNT                                                                           VALUE
 LONG-TERM OBLIGATIONS--97.5%
 (A)FEDERAL HOME LOAN MORTGAGE CORP.--29.2%
 $             124,634 11.50%, 12/1/2014                                             $      141,265
               242,304 11.00%, 5/1/2000                                                     253,208
               161,147 10.50%, 7/1/2000                                                     168,386
            11,093,750 9.50%, 11/1/2009-12/1/2022                                        12,018,477
             2,878,701 9.00%, 4/1/2009 - 2/1/2013                                         3,061,002
            62,591,738 8.00%, 6/1/2027 - 1/1/2028                                        64,979,024
            14,294,951 7.50%, 12/1/2022 - 2/1/2027                                       14,739,261
            37,400,000 (b) 7.50%, 2/15/2028                                              38,533,595
            24,715,722 7.00%, 10/1/2007 - 2/15/2013                                      25,230,750
            24,000,000 (b) 6.50%, 2/15/2013                                              23,940,000
            21,420,000 6.50%, 3/15/2028                                                  21,366,450
            26,313,338 6.00%, 3/1/2011 - 6/1/2011                                        26,142,828
                         TOTAL                                                          230,574,246
 (A)FEDERAL HOME LOAN MORTGAGE CORP. REMIC--12.8%
            14,900,347 7.25%, Series 1967-J, 1/17/2011                                   15,356,000
            11,250,000 7.00%, Series 1541-H, 10/15/2022                                  11,761,988
            20,000,000 6.75%, Series 1583-K, 2/15/2023                                   20,773,800
            15,000,000 6.50%, Series 1992-PM, 2/15/2026                                  15,272,100
            15,000,000 6.50%, Series 1959-C, 5/15/2027                                   14,890,200
            22,731,000 6.50%, Series 1994-E, 9/15/2027                                   22,717,816
                         TOTAL                                                          100,771,904
 (A)FEDERAL NATIONAL MORTGAGE ASSOCIATION--20.9%
            13,034,834 10.50%, 12/1/2019 - 4/1/2022                                      14,562,810
            20,980,357 10.00%, 11/1/2009 - 4/1/2025                                      23,179,312
            17,920,645 8.00%, 12/1/2026                                                  18,612,741
             5,058,979 7.50%, 3/1/2010 - 4/1/2010                                         5,281,878
            44,000,000 (b)6.50%, 2/15/2028                                               44,302,720
            20,000,000 (b)6.00%, 2/15/2013                                               19,878,126
            39,837,712 6.00%, 2/1/2010-12/1/2024                                         39,195,325
                         TOTAL                                                          165,012,912

FEDERATED INCOME TRUST

      PRINCIPAL
        AMOUNT                                                                           VALUE

 LONG-TERM OBLIGATIONS--CONTINUED
 (A)FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC--1.6%
 $          17,110,817 8.50%, Strip 32-2, (Interest Only), 4/1/2018                  $    3,946,268
            20,284,464 7.00%, Series 97-89 E, (Interest Only), 12/20/2027                 9,115,432
                         TOTAL                                                           13,061,700
 (A)GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--33.0%
            79,444,703 8.00%, 12/15/2012 - 2/15/2028                                     82,705,857
            58,506,117 7.00%, 7/20/2022 - 11/15/2026                                     59,786,513
             7,500,000 (b) 7.00%, 2/15/2028                                               7,610,175
           109,949,668 6.50%, 12/15/2023 - 10/15/2024                                   110,226,700
                         TOTAL                                                          260,329,245
                         TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST $761,545,363)     769,750,007
(C)REPURCHASE AGREEMENTS--21.3%
            21,435,000 BT Securities Corp., 5.61%, dated 1/30/1998, due 2/2/1998
            21,435,000 68,000,000 (d)Credit Suisse First Boston, Inc., 5.50%,
            dated 1/13/1998, 68,000,000
                       due 2/18/1998
            20,000,000 (d)Credit Suisse First Boston, Inc., 5.50%, dated 1/15/1998,      20,000,000
                       due 2/18/1998
            13,700,000 (d)Morgan Stanley Group, Inc., 5.49%, dated 1/14/1998, due        13,700,000
                       2/18/1998
            37,400,000 (d)UBS Securities, Inc., 5.47%, dated 1/12/1998, due              37,400,000
                       2/12/1998
             7,500,000 (d)UBS Securities, Inc., 5.48%, dated 1/22/1998, due               7,500,000
                       2/19/1998
                         TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)                168,035,000
                         TOTAL INVESTMENTS (IDENTIFIED COST $929,580,363)(E)          $ 937,785,007

(a) Because of monthly principal payments, the average lives of the Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association securities approximates 1-10 years.

(b) Indicates securities subject to dollar roll transactions with a total market value of $134,264,616.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if creditworthiness of the issuer is downgraded.

(e) The cost of investments for federal tax purposes amounts to $929,580,363. The net unrealized appreciation of investments on a federal tax basis amounts to $8,204,644 which is comprised of $11,802,942 appreciation and $3,598,298 depreciation at January 31, 1998.

Note: The categories of investments are shown as a percentage of net assets ($789,831,322) at January 31, 1998.

The following acronyms are used throughout this portfolio:

REMIC --Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

FEDERATED INCOME TRUST

JANUARY 31, 1998

 ASSETS:
 Investments in repurchase agreements                             $ 168,035,000
 Investments in securities                                          769,750,007
   Total investments in securities, at value (identified and                        $   937,785,007
 tax cost $929,580,363)
 Income receivable                                                                        4,556,606
 Receivable for investments sold                                                         42,322,046
 Receivable for shares sold                                                               3,476,218
   Total assets                                                                         988,139,877
 LIABILITIES:
 Payable for investments purchased                                $  59,544,297
 Payable for shares redeemed                                            789,432
 Income distribution payable                                          2,985,580
 Payable for dollar roll transactions                               134,808,547
 Accrued expenses                                                       180,699
   Total liabilities                                                                    198,308,555
 Net Assets for 76,124,100 shares outstanding                                       $   789,831,322
 NET ASSETS CONSIST OF:
 Paid in capital                                                                    $   887,783,612
 Net unrealized appreciation of investments                                               8,204,644
 Accumulated net realized loss on investments                                          (106,156,934)
   Total Net Assets                                                                 $   789,831,322
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
 PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $746,407,311 / 71,939,256 shares outstanding                                                $10.38
 INSTITUTIONAL SERVICE SHARES:
 $43,424,011 / 4,184,844 shares outstanding                                                  $10.38

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS
FEDERATED INCOME TRUST

YEAR ENDED JANUARY 31, 1998

 INVESTMENT INCOME:
 Interest (net of dollar roll expense of                                          $  59,026,546
 $2,698,298)
 EXPENSES:
 Investment advisory fee                                        $  3,331,788
 Administrative personnel and services fee                           628,738
 Custodian fees                                                       66,335
 Transfer and dividend disbursing agent fees
 and expenses                                                        279,119
 Directors'/Trustees' fees                                            12,189
 Auditing fees                                                        24,874
 Legal fees                                                            9,581
 Portfolio accounting fees                                           128,060
 Distribution services fee--Institutional Service                    107,761
 Shares
 Shareholder services fee--Institutional Shares                    1,974,679
 Shareholder services fee--Institutional Service                     107,761
 Shares
 Share registration costs                                             26,523
 Printing and postage                                                 23,759
 Taxes                                                                37,695
 Miscellaneous                                                        15,132
   Total expenses                                                  6,773,994
 Waivers --
   Waiver of distribution services fee
   --Institutional Service Shares                 $  (103,450)
   Waiver of shareholder services fee
   --Institutional Shares                          (1,718,521)
   Waiver of shareholder services fee
   --Institutional Service Shares                      (3,218)
      Total waivers                                               (1,825,189)
       Net expenses                                 4,948,805
         Net investment income                     54,077,741
 REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain on investments                                                    16,279,577
 Net change in unrealized appreciation of                                             2,287,217
 investments
   Net realized and unrealized gain on investments                                   18,566,794
     Change in net assets resulting from operations                                $ 72,644,535


(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
FEDERATED INCOME TRUST

                                                                                 YEAR ENDED
                                                                                 JANUARY 31,
                                                                           1998            1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                             $    54,077,741  $    63,340,272
 Net realized gain (loss) on investments ($16,260,368 net gain          16,279,577       (4,670,222)
 and $4,661,466 net loss, respectively, as computed for federal tax purposes)
 Net change in unrealized appreciation/depreciation                      2,287,217      (19,622,703)
   Change in net assets resulting from operations                       72,644,535       39,047,347
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                                (51,782,096)     (60,187,940)
   Institutional Service Shares                                         (2,738,632)      (2,622,790)
   Change in net assets resulting from distributions to                (54,520,728)     (62,810,730)
   shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                          171,602,234      181,714,820
 Net asset value of shares issued to shareholders in payment of         14,317,427       16,144,090
 distributions declared
 Cost of shares redeemed                                              (296,011,693)    (316,176,917)
   Change in net assets resulting from share transactions             (110,092,032)    (118,318,007)
     Change in net assets                                              (91,968,225)    (142,081,390)
 NET ASSETS:
 Beginning of period                                                   881,799,547    1,023,880,937
 End of period (including undistributed net investment income of   $   789,831,322  $   881,799,547
 $0 and $442,987, respectively)

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

FEDERATED INCOME TRUST

JANUARY 31, 1998

ORGANIZATION

Federated Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Trust is current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/ dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards. The following reclassifications have been made to the financial statements.

         INCREASE (DECREASE)
                     ACCUMULATED
                    NET REALIZED
   PAID-IN CAPITAL    GAIN/LOSS

    ($129,457)        $129,457

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are
necessary.     At January 31, 1998, the Trust, for federal tax purposes, had a capital loss carryforward of $106,232,141, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR      EXPIRATION AMOUNT
     1999               $  1,962,942
     2003                 99,607,733
     2005                  4,661,466

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DOLLAR ROLL TRANSACTIONS

The Trust enters into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Trust sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed-upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Trust will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Trust's current yield and total return.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:


                             YEAR ENDED JANUARY 31,
                                    1998 1997
 INSTITUTIONAL SHARES                          SHARES        AMOUNT        SHARES        AMOUNT
 Shares sold                                 15,549,209  $  159,250,672   16,566,782  $  167,676,822
 Shares issued to shareholders in payment     1,254,667      12,827,066    1,436,529      14,505,137
 of distributions declared
 Shares redeemed                            (27,486,985)   (281,173,119) (30,045,652)   (303,965,855)
   Net change resulting from Institutional
   Share transactions                       (10,683,109) $ (109,095,381) (12,042,341) $ (121,783,896)


                             YEAR ENDED JANUARY 31,


                                                        1998                         1997
 INSTITUTIONAL SERVICE SHARES                   SHARES        AMOUNT        SHARES        AMOUNT

Shares sold                                   1,224,367    $ 12,546,246    1,383,128  $   14,037,998
Shares issued to shareholders in payment
of distributions declared                       145,892       1,490,361      162,236       1,638,953
Shares redeemed                              (1,448,069)    (14,838,574)  (1,210,371)    (12,211,062)
Net change resulting from Institutional
Service Share transactions                      (77,810)   $   (801,967)     334,993  $    3,465,889
Net change resulting from share
transactions                                (10,760,919) $ (109,897,348) (11,707,348) $ (118,318,007)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to 0.25% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended January 31, 1998, were as follows:

Purchases $2,511,635,255
Sales     $2,541,718,196

INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders of FEDERATED INCOME TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Income Trust as of January 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended January 31, 1998 and 1997, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of January 31, 1998, by correspondence with the custodian and brokers; where replies were not received, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Income Trust as of January 31, 1998, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Pittsburgh, Pennsylvania
March 18, 1998

FEDERATED INCOME TRUST
INSTITUTIONAL SERVICE SHARES

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT AUDITORS
Deloitte & Touche LLP
2500 One PPG Place
Pittsburgh, PA 15222-5401

Federated Securities Corp., Distributor
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM

[Graphic]

FEDERATED INCOME TRUST

Institutional Service Shares

PROSPECTUS

MARCH 31, 1998

An Open-End, Diversified Management
Investment Company

Cusip 314199209
8030102A-SS (3/98)

[Graphic]


FEDERATED INCOME TRUST

INSTITUTIONAL SHARES

INSTITUTIONAL SERVICE SHARES

STATEMENT OF ADDITIONAL INFORMATION

The Institutional Shares and Institutional Service Shares of Federated Income Trust (the "Trust") represent interests in a diversified portfolio of securities. This Statement of Additional Information should be read with the prospectuses of the Trust dated March 31, 1998. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED INVESTORS FUNDS

5800 CORPORATE DRIVE

PITTSBURGH, PENNSYLVANIA 15237-7000

Statement dated March 31, 1998

[Graphic]

Cusip 314199100
Cusip 314199209

8030102B (3/98)

[Graphic]

TABLE OF CONTENTS

 GENERAL INFORMATION ABOUT THE TRUST 1 INVESTMENT OBJECTIVE AND POLICIES 1 Types of Investments 1 When-Issued and Delayed Delivery Transactions 1 Lending Portfolio Securities 1 Repurchase Agreements 1 Interest-Only and Principal-Only Investments 1 Inverse Floaters 2 Portfolio Turnover 2 INVESTMENT LIMITATIONS 2 Selling Short and Buying on Margin 2 Borrowing Money 2 Pledging Assets 2 Lending Cash or Securities 3 Issuing Senior Securities 3 Investing in Securities of Other Investment Companies 3 FEDERATED INCOME TRUST MANAGEMENT 3 Trust Ownership 7 Trustee Compensation 8 Trustee Liability 8 INVESTMENT ADVISORY SERVICES 8 Adviser to the Trust 8 Advisory Fees 9 BROKERAGE TRANSACTIONS 9 OTHER SERVICES 9 Trust Administration 9 Custodian and Portfolio Accountant 9 Transfer Agent 9 Independent Auditors 9 PURCHASING SHARES 10 DISTRIBUTION PLAN AND SHAREHOLDER SERVICES 10 Conversion to Federal Funds 10 DETERMINING NET ASSET VALUE 10 Determining Market Value of Securities 10 REDEEMING SHARES 11 MASSACHUSETTS PARTNERSHIP LAW 11 EXCHANGING SECURITIES FOR TRUST SHARES 11 Tax Consequences 11 TAX STATUS 11 The Trust's Tax Status 11 Shareholders' Tax Status 12 TOTAL RETURN 12 YIELD 12 PERFORMANCE COMPARISONS 12 Economic and Market Information 13 Duration 13 ABOUT FEDERATED INVESTORS 14 Mutual Fund Market 14 Institutional Clients 14 Bank Marketing 14 Broker/Dealers and Bank Broker/Dealer Subsidiaries 14


GENERAL INFORMATION ABOUT THE TRUST

Federated Income Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 17, 1981.

Shares of the Trust are offered in two classes known as Institutional Shares and Institutional Service Shares (individually and collectively referred to as "Shares"). This Statement of Additional Information relates to the above-mentioned Shares of the Trust.

INVESTMENT OBJECTIVE AND POLICIES

The Trust's investment objective is current income. The investment objective cannot be changed without approval of shareholders.

Unless indicated otherwise, the policies described below cannot be changed without the approval of shareholders.

TYPES OF INVESTMENTS

The Trust invests only in U.S. government securities and certain collateralized mortgage obligations. This investment policy cannot be changed without approval of shareholders.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Trust. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Trust sufficient to make payment for the securities to be purchased are segregated on the Trust's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Trust does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
LENDING PORTFOLIO SECURITIES

The collateral received when the Trust lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Trust. During the time portfolio securities are on loan, the borrower pays the Trust any dividends or interest paid on such securities. Loans are subject to termination at the option of the Trust or the borrower. The Trust may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Trust does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered
important with respect to the investment.      REPURCHASE AGREEMENTS

The Trust requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Trust might be delayed pending court action. The Trust believes that under the regular procedures normally in effect for custody of the Trust's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Trust and allow retention or disposition of such securities. The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Trustees.

INTEREST-ONLY AND PRINCIPAL-ONLY INVESTMENTS

Some of the securities purchased by the Fund may represent an interest solely in the principal repayments or solely in the interest payments on mortgage-backed securities (stripped mortgage-backed securities or "SMBSs"). SMBSs are usually structured with two classes and receive different proportions of the interest and principal distributions on the pool of underlying mortgage-backed securities. Due to the possibility of prepayments on the underlying mortgages, SMBSs may be more interest-rate sensitive than other securities purchased by the Fund. If prevailing interest rates fall below the level at which SMBSs were issued, there may be substantial prepayments on the underlying mortgages, leading to the relatively early prepayments of principal-only SMBSs (the principal-only or "PO" class) and a reduction in the amount of payments made to holders of interest-only SMBSs (the interest-only or "IO" class). Because the yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage-backed securities, it is possible that the Fund might not recover its original investment on interest-only SMBSs if there are substantial prepayments on the underlying mortgages. The Fund's inability to fully recoup its investments in these securities as a result of a rapid rate of principal prepayments may occur even if the securities are rated by a nationally rated statistical rating organization. Therefore, interest-only SMBSs generally increase in value as interest rates rise and decrease in value as interest rates fall, counter to changes in value experienced by most fixed income securities.

INVERSE FLOATERS

Some of the collateralized mortgage obligations ("CMOs") purchased by the Fund may include a class whose yield floats inversely against a specified index rate. These "inverse floaters" are more volatile than conventional fixed or floating rate classes of a CMO and the yield thereon, as well as the value thereof, will fluctuate in inverse proportion to changes in the index on which interest rate adjustments are based. As a result, the yield on an inverse floater class of a CMO will generally increase when market yields (as reflected by the index) decrease and decrease when market yields increase. The extent of the volatility of inverse floaters depends on the extent of anticipated changes in market rates of interest. Generally, inverse floaters provide for interest rate adjustments based upon a multiple of the specified interest index, which further increases their volatility. The degree of additional volatility will be directly proportional to the size of the multiple used in determining interest rate adjustments.

PORTFOLIO TURNOVER

The Trust conducts portfolio transactions to accomplish its investment objective as interest rates change, to invest new money obtained from selling its shares, and to meet redemption requests. The Trust may dispose of portfolio securities at any time if it appears that selling the securities will help the Trust achieve its investment objective.

The Trust will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Trust's investment objective. During the fiscal years ended January 31, 1998 and 1997, the portfolio turnover rates were 306% and 212%, respectively. INVESTMENT LIMITATIONS

The Trust will not change any of the investment limitations described below without approval of shareholders.

SELLING SHORT AND BUYING ON MARGIN

The Trust will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.

BORROWING MONEY

The Trust will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio securities. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Trust to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous.

Interest paid on borrowed funds will not be available for investment. The Trust will liquidate any such borrowings as soon as possible and may not purchase any portfolio securities while any borrowings are outstanding.

PLEDGING ASSETS

The Trust will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.

LENDING CASH OR SECURITIES

The Trust will not lend any assets except portfolio securities. (This will not prevent the purchase or holding of bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by the Trust's investment objective and policies or Declaration of Trust).

ISSUING SENIOR SECURITIES

The Trust will not issue senior securities, except as permitted by its investment objective and policies.

If a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction nor will the Trust be required to make any changes in portfolio holdings.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Trust will not own securities of open-end investment companies. The Trust can acquire up to 3% of the total outstanding stock of closed-end investment companies. The Trust will not be subject to any other limitations with regard to the acquisition of securities of closed-end investment companies so long as the public offering price of the Trust's Shares does not include a sales load exceeding 11U2%. The Trust will purchase securities of closed-end investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are
acquired in a merger, consolidation, or acquisition of assets.      Except with
respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

The Trust did not borrow money or pledge securities in excess of 5% of the value of its total assets during the last fiscal year and has no present intent to do so in the coming fiscal year.

FEDERATED INCOME TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Income Trust, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.

Thomas G. Bigley

15 Old Timber Trail
Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

Nicholas P. Constantakis
175 Woodshire Drive
Pittsburgh, PA

Birthdate: September 3, 1939

Trustee

Formerly, Partner, Andersen Worldwide SC; Director or Trustee of the Funds.

William J. Copeland

One PNC Plaza--3rd Floor

Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center--Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Glen R. Johnson*
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 2, 1929

President and Trustee

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.

President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.--1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.

TRUST OWNERSHIP

Officers and Trustees own less than 1% of the Trust's outstanding shares.     As
of March 2, 1998, the following shareholder of record owned 5% or more of the outstanding Institutional Service Shares of the Trust: First National Bank & Trust of McAllister, McAllister, Oklahoma owned approximately 559,908 (13.14%) shares; Heritage Trust Company, Grand Junction, Colorado owned approximately 533,397 (12.52%) shares; CPB Trust Division Fiduciary, Honolulu, Hawaii owned approximately 523,697 (12.29%) shares; Charles Schwab & Co., Inc.,. San Francisco, California owned approximately 381,009 (8.94%) shares; Community First National Bank, Fargo, North Dakota owned approximately 331,994 (7.79%) shares; and Citizens' Scholarship FOA, Inc., St. Peter, Minnesota owned approximately 301,140 (7.07%) shares.

TRUSTEE COMPENSATION

             NAME,              AGGREGATE       TOTAL COMPENSATION
         POSITION WITH        COMPENSATION     PAID TO TRUSTEES FROM
             TRUST            FROM TRUST*#    TRUST AND FUND COMPLEX+

  John F. Donahue,            $0            $0 for the Trust and

  Chairman and Trustee                      56 investment companies

  Glen R. Johnson,            $0            $0 for the Trust and

  President and Trustee                     8 investment companies

  Thomas G. Bigley,           $1,698        $111,222 for the Trust and

  Trustee                                   56 investment companies

  John T. Conroy, Jr.,        $1,868        $122,362 for the Trust and

  Trustee                                   56 investment companies

  Nicholas P. Constantakis,** $0            $0 for the Trust and

  Trustee                                   34 investment companies

  William J. Copeland,        $1,868        $122,362 for the Trust and

  Trustee                                   56 investment companies

  James E. Dowd,              $1,868        $122,362 for the Trust and

  Trustee                                   56 investment companies

  Lawrence D. Ellis, M.D.,    $1,698        $111,222 for the Trust and

  Trustee                                   56 investment companies

  Edward L. Flaherty, Jr.,    $1,868        $122,362 for the Trust and

  Trustee                                   56 investment companies

  Peter E. Madden,            $1,698        $111,222 for the Trust and

  Trustee                                   56 investment companies

  John E. Murray, Jr.,        $1,698        $111,222 for the Trust and

  Trustee                                   56 investment companies

  Wesley W. Posvar,           $1,698        $111,222 for the Trust and

  Trustee                                   56 investment companies

  Marjorie P. Smuts,          $1,698        $111,222 for the Trust and

  Trustee                                   56 investment companies

* Information is furnished for the fiscal year ended January 31, 1998.

** Mr. Constantakis became a member of the Board of Trustees on February 23, 1998. He did not receive any fees as of the fiscal year end of the Trust.

# The aggregate compensation is provided for the Trust which is comprised of one portfolio.

+ The information provided is for the last calendar year.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE TRUST

The Trust's investment adviser is Federated Management (the "Adviser"). It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The Adviser shall not be liable to the Trust or any shareholder of the Trust for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectuses. During the fiscal years ended January 31, 1998, 1997, and 1996 the Trust's Adviser earned $3,331,788, $3,763,073, and $4,380,678, respectively.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended January 31, 1998, 1997, 1996, the Trust paid no brokerage
commissions.      Although investment decisions for the Trust are made
independently from those of the other accounts managed by the Adviser, investments of the type the Trust may make may also be made by those other accounts. When the Trust and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Trust or the size of the position obtained or disposed of by the Trust. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Trust.

OTHER SERVICES

TRUST ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Trust for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services served as the Trust's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended January 31, 1998, 1997, and 1996 the Administrators
earned $628,738, $711,038, and $828,876, respectively.      CUSTODIAN AND
PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Trust. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments. The fee paid for this service is based upon the level of the Trust's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records and receives a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditors for the Trust are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.

PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in the respective prospectus under "Investing in Institutional Shares" or "Investing in Institutional Service Shares."

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
With respect to the Institutional Service Shares class of the Trust, by adopting the Distribution Plan, the Trustees expect that the Trust will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Trust in pursuing its investment objectives. By identifying potential investors whose needs are served by the Trust's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates
of redemptions and sales.      Other benefits, which may be realized under
either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their
accounts.     For the year ended January 31, 1998, payments in the amount of
$107,761 were made pursuant to the Distribution Plan (Institutional Service Shares only), $103,450 of which was paid to financial institutions. In addition, for this period, the Trust paid shareholder service fees in the amount of $1,974,679 for Institutional Shares and $1,718,521 for Institutional Service Shares, of which $107,761 and $3,218, respectively, were paid to financial
institutions.      CONVERSION TO FEDERAL FUNDS

It is the Trust's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. State Street Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which the net asset value is calculated by the Trust are described in the respective prospectuses.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Trust's portfolio securities are determined as follows:

   * according to the mean between the over-the-counter bid and asked prices provided by an independent pricing service, if available, or at fair value as determined in good faith by the Trustees; or
   * for short-term obligations with remaining maturities of less than 60 days at the time of purchase, at amortized cost unless the Trustees determine that particular circumstances of the security indicate otherwise.

REDEEMING SHARES

The Trust is obligated to redeem shares solely in cash up to $250,000 or 1% of the Trust's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Trust determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities, could receive less than the redemption value and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

EXCHANGING SECURITIES FOR TRUST SHARES

Investors may exchange certain U.S. government securities they already own for Shares of either class, or they may exchange a combination of securities and cash for Shares of either class. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. specifying whether the investor will receive Institutional Shares or Institutional Service Shares. The Trust will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the transfer agent.

The Trust values securities in the same manner as the Trust values its assets. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One share of the Trust will be issued for each equivalent amount of securities accepted.

Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of the Trust, along with the securities.

TAX CONSEQUENCES

Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.

TAX STATUS

THE TRUST'S TAX STATUS

The Trust will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Trust must, among other requirements:

   * derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

   * invest in securities within certain statutory limits; and

   * distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. No portion of any income dividend paid by the Trust is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

CAPITAL GAINS

Capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held Shares.

TOTAL RETURN

The average annual total return for Shares of the Trust is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and
distributions.     The Trust's average annual total return for Institutional
Shares for the one-year, five-year and ten-year periods ended January 31, 1998 were 9.20%, 6.37%, and 8.02%, respectively. The Trust's average annual total return for Institutional Service Shares for the year ended January 31, 1998 and the period from June 2, 1992 (date of Institutional Service Shares inception) to
January 31, 1998, was 8.96% and 6.47%, respectively.      YIELD

The yield for both classes of Shares of the Trust is determined each day by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by either class of shares over a thirty-day period by the offering price per share by either class of shares on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Trust because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of Shares, performance will be reduced for those shareholders paying those
fees.     The Trust's yield for Institutional Shares for the thirty-day period ended January 31, 1998, was 6.38%. The Trust's yield for Institutional Service
Shares was 6.16% for the same period.      PERFORMANCE COMPARISONS

The performance of both classes of Shares depends upon such variables as:

   * portfolio quality;
   * average portfolio maturity;
   * type of instruments in which the portfolio is invested; * changes in interest rates and market value of portfolio securities; * changes in the Trust's expenses or either class of shares' expenses;
     and
   * various other factors.

Both classes of Shares' performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return. Investors may use financial publications and/or indices to obtain a more complete view of the Trust's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Trust uses in advertising may include:

   * Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Trust will quote its Lipper ranking in the U.S. government funds category in advertising and sales literature.
   * Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

   * Salomon Brothers 15 Year Mortgage-Backed Securities Index includes the average of all 15 year mortgage securities which include Federal Home Loan Mortgage Corp. (Freddie Mac), Federal National Mortgage
     Association (Fannie Mae), and Government National Mortgage Association
     (GNMA).

   * Lehman Brothers Five Year Treasury Bellwether Index is an unmanaged index comprised of U.S. government Treasury bonds with an average maturity of five years.

   * Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

   * Lehman Brothers Mortgage-Backed Securities Index is an unmanaged index composed of all fixed rate, securitized mortgage pools by GNMA, FNMA, and the FHLMC, including GNMA Graduated Payment Mortgages. The minimum principal amount required for inclusion is $50 million. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

In addition, the Trust will make comparisons to certain direct market securities in which it is permitted to invest. The type of security that will be used for such comparisons, and the sources of its performance are listed below.

   * 5-Year Treasury Notes--Source: Wall Street Journal, Bloomberg Financial Markets, and Telerate.

Advertisements and other sales literature for both classes of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of Shares based on monthly reinvestment of dividends over a specified period of time.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Trust's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Trust can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Trust may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Trust portfolio managers and their views and analysis on how such developments could affect the Funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

DURATION

Duration is a commonly used measure of the potential volatility in the price of a bond, or other fixed income security, or in a portfolio of fixed income securities, prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a given change in the market rate of interest. A bond's price volatility depends on three primary variables: the bond's coupon rate; maturity date; and the level of market yields of similar fixed-income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure.

Duration is calculated by dividing the sum of the time-weighted values of the cash flows of a bond or bonds, including interest and principal payments, by the sum of the present values of the cash flows.

When the Trust invests in mortgage pass-through securities, its duration will be calculated in a manner which requires assumptions to be made regarding future principal prepayments. A more complete description of this calculation is available upon request from the Trust.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars
in annual trading volume.     In the government sector, as of December 31, 1997,
Federated Investors managed 9 mortgage-backed, 6 government/agency and 17 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $29.7 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short-and intermediate-term government markets since 1982 and currently manages nearly $36
billion in government funds within these maturity ranges.      J. Thomas Madden,
Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4.4 trillion to the more than 6,700 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C.
Pillion, Senior Vice President.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

* Source: Investment Company Institute


PART C.    OTHER INFORMATION

Item 24.    Financial Statements and Exhibits:
            (a)   Financial Statements (Filed in Part A)
            (b)   Exhibits:
(1)   (i)    Conformed copy of the Declaration of Trust of  the Registrant as amended March 15, 1982 (3);
      (ii)   Conformed copy of Amendment No. 3 to the Declaration of Trust of the Registrant as amended May 26,
      1992; +
(2)   Copy of the By-Laws of the Registrant(5);
      (i)    Copy of Amendment No. 2 to the By-Laws of the Registrant dated
             February 2, 1987 (6);
      (ii)   Copy of Amendment No. 3 to the By-Laws of the Registrant dated
             May 26, 1992; +
      (iii)  Copy of Amendment No. 4 to the By-Laws of the Registrant dated
             November 18, 1997; +
(3)   Not applicable;
(4) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant;
      (i)   Institutional Shares (3);
      (ii)  Institutional Service Shares (14);
(5) Conformed copy of the revised Investment Advisory Contract of the Registrant dated August 1, 1989 (9);
(6)   (i)    Conformed copy of the Distributor's Contract (14);
      (ii)   The Registrant hereby incorporates the conformed
             copy of the secimen Mutual Funds Sales and Service Agreement; Mutual Funds Service
             Agreement; and Plan Trustee/Mutual Funds Service
             Agreement from Item 24(b)(6) of the Cash Trust
             Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995.
             (File Nos. 33-38550 and 811-6269).
(7)   Not applicable;
(8) (i) Conformed copy of the Custodian Agreement of the Registrant (14); (ii) Copy of Custody Fee Schedule; (+)



+   All exhibits have been filed electronically.

3.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 2 on Form N-1 dated March 17, 1982. (File Nos. 2-75366 and 811-3352)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed January 30, 1985. (File Nos. 2-75366 and 811-3352)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N1-A filed March 23, 1987. (File Nos. 2-75366 and 811-3352)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed March 13, 1990. (File Nos. 2-75366 and 811-3352)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed March 26, 1997. (File Nos. 2-75366 and 811-3352)

                  (9)   (i)   Conformed copy of the Agreement for Fund
                              Accounting Services, Administrative
                              Services, Transfer Agency Services, and
                              Custody Services Procurement of the
                              Registrant (14);
                        (ii)  The responses described in Item     24(b)(6)(ii)
                              are hereby incorporated by reference;
                        (iii) The Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375);
                  (10) Conformed copy of the Opinion and Consent of Counsel as to legality of shares being registered (10);
                  (11) Conformed copy of the Consent of Independent Public Accountants;+
                  (12)  Not applicable;
                  (13)  Conformed copy of Initial Capital Understanding (2);
                  (14)  Not applicable;
                  (15)  (i)   Conformed copy of Rule 12B-1 Plan (13);
                        (ii)  The responses described in Item 24(b)(ii) are
                              hereby incorporated by reference.
                  (16)  Copy of Schedule for Computation of Trust Performance
                        Data;
                        (i) Institutional Shares (8);
                        (ii) Institutional Service Shares (8);
                  (17)  Copy of Financial Data Schedules;+
                  (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
                  (19)  Conformed copy of Power of Attorney.+
 -----------------------
 +  All exhibits have been filed electronically.

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1 filed February 3, 1982. (File Nos. 2-75366 and 811-3352)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed March 22, 1989. (File Nos. 2-75366 and 811-3352)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed March 22, 1991. (File Nos. 2-75366 and 811-3352)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed March 27, 1996. (File Nos. 2-75366 and 811-3352)

14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed March 26, 1997. (File Nos. 2-75366 and 811-3352)

Item 25.    Persons Controlled By or Under Common Control with
            Registrant:

            None

Item 26.    Number of Holders of Securities:

                                                Number of Record Holders
            Title of Class                      as of March 2,1998

            Shares of Beneficial Interest
            (no par value)

            Institutional Shares                            5,344
            Institutional Service Shares                      692

Item 27.    Indemnification: (3);

Item 28. Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "INSERT PROSPECTUS HEADING"in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "INSERT SAI HEADING." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Josephn M. Balestrino
                                             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             Sandra L. McInerney
                                             J. Alan Minteer
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski

         Vice Presidents:                    J. Scott Albrecht
                                             Randall S. Bauer
                                             David A. Briggs
                                             Micheal W. Casey
                                             Kenneth J. Cody
                                             Alexandre de Bethmann
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus

-------------------------

3.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 2 on Form N-1 dated March 17, 1982. (File Nos. 2-75366 and 811-3352)

                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit

                                             Jeff A. Kozemchak
                                             Steven Lehman
                                             Marian R. Marinack
                                             Charles A. Ritter
                                             Scott B. Schermerhorn
                                             Frank Semack
                                             Aash M. Shah
                                             Christopher Smith
                                             William F. Stotz
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

         Assistant Vice Presidents:          Todd A. Abraham
                                             Stefanie L. Bachhuber
                                             Arthur J. Barry
                                             Robert E. Cauley
                                             Lee R. Cunningham, II
                                             Paul S. Drotch
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             Natalie F. Metz
                                             Joseph M. Natoli
                                             Keith J. Sabol
                                             John Sheehy
                                             Michael W. Sirianni
                                             Gregg S. Tenser
                                             Leonardo A. Vila
                                             Lori A. Wolff

         Secretary:                          Stephen A. Keen

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine I. McGonigle

         Assistant Treasurer:                Richard B. Fisher

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 29.    Principal Underwriters:

     (a)...Federated   Securities  Corp.  the  Distributor  for  shares  of  the
Registrant, acts as principal underwriter for the following .. open-end investment companies, including the Registrant:

111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

 (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Richard B. Fisher             Director, Chairman, Chief        Vice President
Federated Investors Tower     Executive Officer, Chief
Pittsburgh, PA 15222-3779     Operating Officer, Asst.
                              Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice         Executive Vice
Federated Investors Tower     President, Federated,            President
Pittsburgh, PA 15222-3779     Securities Corp.

Thomas R. Donahue             Director, Assistant Secretary
Federated Investors Tower     and Assistant Treasurer
Pittsburgh, PA 15222-3779     Federated Securities Corp

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman               Vice President, Secretary,           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Raymond Hanley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert M. Rossi               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
Pittsburgh, PA 15222-3779

(c)  Not applicable

Item 30.    Location of Accounts and Records:
            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

            Registrant                     Federated Investors Tower
                                           Pittsburgh, PA 15222-3779

            Federated Shareholder Services
            Company                        P.O. Box 8600
            Transfer Agent, Dividend       Boston, MA 02266-8600
            Disbursing Agent and
            Portfolio Recordkeeper

            Federated Services             Federated Investors Tower
            Company                        Pittsburgh, PA 15222-3779
            Administrator

            Federated Advisers             Federated Investors Tower
            Investment Adviser             Pittsburgh, PA 15222-3779

            Federated Global Research      175 Water Street
            Corp.                          New York, NY 10038-4965
            Investment Adviser

            State Street Bank and          P.O. Box 8600
            ---------------------
            Trust Company                  Boston, MA 02266-8600
            Custodian

Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

            Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INCOME TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of March, 1998.

                             FEDERATED INCOME TRUST

                  BY: /s/ Anthony R. Bosch
                  Anthony R. Bosch, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  March 26, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/ Anthony R. Bosch
    Anthony R. Bosch              Attorney In Fact          March 26, 1998
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Glen R. Johnson*                  President

John W. McGonigle*                Treasurer, Executive Vice
                                  President and Secretary
                                  (Principal Financial and
                                  Accounting Officer)

Thomas J. Bigley *                Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

William J. Copeland*              Trustee

James E. Dowd*                    Trustee

Lawrence D. Ellis, M.D.*          Trustee

Edward L. Flaherty, Jr.*          Trustee

Peter E. Madden*                  Trustee

John E. Murray, Jr.*              Trustee

Wesley W. Posvar*                 Trustee

Marjorie P. Smuts*                Trustee

* By Power of Attorney